Inventories (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)
Inventory [Line Items]
Inventory Valuation Reserves	¥ 31,930		¥ 4,208	¥ 4,958	$ 4,929
Inventory Write-down	¥ 31,930	$ 4,929	¥ 4,208	¥ 4,958